Net (Loss) Income Per Share (Tables)	6 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net (Loss) Income Per Share

The following table presents the calculation of basic and diluted net (loss) income per share for the periods presented:

	Three months ended September 30,		Six months ended September 30,
	2017	2016	2017	2016
Numerator:
Net (loss) income	$(1,339)	$303	$(3,239)	$547
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders - basic	57,027	54,636	56,662	54,462
Dilutive effect of share equivalents resulting from share options and restricted share units	—	3,877	—	3,560
Weighted-average number of ordinary shares used in computing net (loss) income per share - diluted	57,027	58,513	56,662	58,022
Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.02)	$0.01	$(0.06)	$0.01
Diluted	$(0.02)	$0.01	$(0.06)	$0.01

Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted Average Shares Outstanding

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three and six months ended September 30, 2017 and 2016 as their effect would have been anti-dilutive for the periods presented:

	Three months ended September 30,		Six months ended September 30,
	2017	2016	2017	2016
Share options outstanding	7,425	91	7,425	47
Unvested restricted share units	44	—	44	—
ESPP shares	70	—	70	—